Accrued Expenses and Other Current Liabilities (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	May 31, 2018	Jun. 30, 2017	Dec. 31, 2016
Proceeds from related party notes	$ 38,500	$ 43,515
Repayment of advances from director and officer	38,500	58,515
Gain (loss) on extinguishment of notes payable, net	$ 1,415,950	$ 59,938
Consultant [Member]
Warrants expiration period	5 years	5 years	5 years	5 years
Warrants to purchase common stock	75,000	25,000	35,000	20,000
Exercise price per share	$ 2.00	$ 4.00	$ 4.00	$ 4.50
Exchange Agreement[Member]
Accrued consulting fees	$ 30,000
Warrants to purchase common stock	10,000
Common stock and warrants aggregate grant date value	$ 36,300
Gain (loss) on extinguishment of notes payable, net	(6,300)
Exchange Agreement[Member] | Chairman [Member]
Accrued consulting fees	$ 175,000
Debt conversion, converted instrument, shares issued	58,334
Warrants expiration period	5 years
Warrants to purchase common stock	58,334
Exercise price per share	$ 4.00
Common stock and warrants aggregate grant date value	$ 211,752
Gain (loss) on extinguishment of notes payable, net	36,752
Exchange Agreement[Member] | Four Non-Employee Directors [Member]
Accrued consulting fees	$ 265,000
Debt conversion, converted instrument, shares issued	88,334
Warrants expiration period	5 years
Warrants to purchase common stock	88,334
Exercise price per share	$ 4.00
Common stock and warrants aggregate grant date value	$ 320,652
Gain (loss) on extinguishment of notes payable, net	55,652
Exchange Agreement[Member] | Vendor [Member]
Accounts payable	$ 17,697
Debt conversion, converted instrument, shares issued	8,334
Warrants expiration period	5 years
Warrants to purchase common stock	2,000
Exercise price per share	$ 4.00
Common stock and warrants aggregate grant date value	$ 19,888
Gain (loss) on extinguishment of notes payable, net	2,191
Exchange Agreement[Member] | Consultant [Member]
Accounts payable	$ 45,000
Debt conversion, converted instrument, shares issued	56,250
Common stock and warrants aggregate grant date value	$ 42,188
Gain (loss) on extinguishment of notes payable, net	2,812
Non-Interest Bearing Advance [Member]
Proceeds from related party notes	38,500	$ 43,515
Repayment of advances from director and officer	$ 38,500	$ 58,515
Accounts payable					$ 15,000